Schedule of Investments (unaudited)	iShares® Select Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	442,500	$183,110,925

Banks — 9.9%
Citizens Financial Group Inc.	4,788,641	181,824,699
Comerica Inc.	2,485,539	193,300,368
Fifth Third Bancorp.	4,313,959	147,192,281
First Horizon Corp.	8,382,656	187,436,188
FNB Corp.	8,615,450	103,040,782
Huntington Bancshares Inc./OH	20,907,659	277,862,788
KeyCorp.	10,272,155	187,980,436
Regions Financial Corp.	9,639,951	204,174,162
Truist Financial Corp.	4,059,616	204,888,820
U.S. Bancorp.	4,596,253	216,943,142
United Bankshares Inc./WV	3,472,892	134,539,836
Valley National Bancorp.	10,200,228	119,240,665
		2,158,424,167
Beverages — 1.1%
Coca-Cola Co. (The)	3,692,357	236,938,549

Biotechnology — 1.7%
Gilead Sciences Inc.	6,308,295	376,920,626

Capital Markets — 3.0%
Federated Hermes Inc.	2,462,832	84,007,199
Franklin Resources Inc.	7,062,323	193,860,766
Invesco Ltd.	8,713,140	154,571,104
Janus Henderson Group PLC	4,328,218	111,538,178
Lazard Ltd., Class A	2,815,516	106,060,488
		650,037,735
Chemicals — 2.8%
Chemours Co. (The)	4,259,943	151,611,371
Huntsman Corp.	4,379,711	126,836,431
LyondellBasell Industries NV, Class A	3,638,259	324,241,642
		602,689,444
Containers & Packaging — 3.9%
International Paper Co.	7,758,854	331,846,185
Packaging Corp. of America	1,416,988	199,242,683
Sonoco Products Co.	2,510,935	159,419,263
Westrock Co.	4,003,447	169,586,015
		860,094,146
Distributors — 1.3%
Genuine Parts Co.	1,856,779	283,845,806

Diversified Consumer Services — 0.8%
H&R Block Inc.	4,256,446	170,087,582

Diversified Telecommunication Services — 3.9%
AT&T Inc.	15,508,375	291,247,282
Lumen Technologies Inc.	21,685,667	236,156,914
Verizon Communications Inc.	6,918,238	319,553,413
		846,957,609
Electric Utilities — 15.3%
Alliant Energy Corp.	3,772,798	229,876,582
American Electric Power Co. Inc.	2,788,916	274,875,561
Edison International	5,191,676	351,839,882
Entergy Corp.	2,737,784	315,201,072
Eversource Energy	2,850,654	251,484,696
Exelon Corp.	5,607,408	260,688,398
FirstEnergy Corp.	6,510,371	267,576,248
Security	Shares	Value

Electric Utilities (continued)
IDACORP Inc.	1,163,512	$129,987,561
NextEra Energy Inc.	2,082,535	175,953,382
NRG Energy Inc.	5,897,019	222,612,467
OGE Energy Corp.	4,674,908	192,045,221
Pinnacle West Capital Corp.	2,631,807	193,358,860
PPL Corp.	8,817,710	256,419,007
Xcel Energy Inc.	3,192,566	233,631,980
		3,355,550,917
Electrical Equipment — 1.5%
Eaton Corp. PLC	1,084,149	160,876,870
Emerson Electric Co.	1,807,229	162,777,116
		323,653,986
Food & Staples Retailing — 1.2%
Walgreens Boots Alliance Inc.	6,630,086	262,684,007

Food Products — 2.6%
Conagra Brands Inc.	8,825,847	301,932,226
General Mills Inc.	3,633,034	271,714,613
		573,646,839
Gas Utilities — 2.2%
New Jersey Resources Corp.	2,306,817	106,551,877
Southwest Gas Holdings Inc.(a)	1,461,194	127,065,430
UGI Corp.	5,581,378	240,892,275
		474,509,582
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	780,419	205,538,952

Household Durables — 2.2%
Garmin Ltd.	1,687,803	164,763,329
Leggett & Platt Inc.	3,224,795	127,830,874
Newell Brands Inc.	9,611,039	194,239,098
		486,833,301
Household Products — 1.3%
Kimberly-Clark Corp.	2,221,335	292,749,740

Insurance — 6.9%
Cincinnati Financial Corp.	1,426,255	138,831,662
Fidelity National Financial Inc.	6,124,446	244,732,862
MetLife Inc.	3,395,770	214,782,453
Old Republic International Corp.	7,077,586	164,695,426
Principal Financial Group Inc.	4,216,442	282,248,627
Prudential Financial Inc.	3,096,169	309,585,938
Unum Group	5,001,294	160,991,654
		1,515,868,622
IT Services — 2.7%
International Business Machines Corp.	3,266,045	427,166,026
Western Union Co. (The)	9,918,317	168,809,755
		595,975,781
Machinery — 0.8%
Caterpillar Inc.	869,023	172,283,810

Media — 2.0%
Interpublic Group of Companies Inc. (The)	7,184,037	214,587,185
Omnicom Group Inc.	3,338,313	233,147,780
		447,734,965
Metals & Mining — 0.7%
Newmont Corp.	3,368,792	152,538,902

Multi-Utilities — 10.3%
Avista Corp.	1,669,071	70,534,940

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	1,531,384	$118,222,845
CenterPoint Energy Inc.	6,744,617	213,736,913
CMS Energy Corp.	3,393,158	233,211,749
Dominion Energy Inc.	3,190,901	261,590,064
DTE Energy Co.	1,792,707	233,589,722
NiSource Inc.	8,436,704	256,475,802
NorthWestern Corp.	1,259,652	69,847,703
Public Service Enterprise Group Inc.	3,897,067	255,920,390
Sempra Energy	1,605,307	266,159,901
WEC Energy Group Inc.	2,662,146	276,357,376
		2,255,647,405
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	1,826,376	299,123,861
Exxon Mobil Corp.	4,181,423	405,305,332
Marathon Petroleum Corp.	3,040,827	278,722,203
ONEOK Inc.	6,632,196	396,207,389
Valero Energy Corp.	4,147,109	459,375,264
		1,838,734,049
Pharmaceuticals — 2.7%
Merck & Co. Inc.	3,566,876	318,664,702
Pfizer Inc.	5,382,950	271,892,804
		590,557,506
Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	4,941,980	179,443,294

Technology Hardware, Storage & Peripherals — 1.8%
HP Inc.	6,215,265	207,527,698
Seagate Technology Holdings PLC	2,311,769	184,895,285
		392,422,983
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands Inc.	8,552,318	95,614,915
Security	Shares	Value

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp. Inc.	11,443,847	$121,533,655

Tobacco — 3.9%
Altria Group Inc.	10,595,409	464,714,639
Philip Morris International Inc.	4,059,913	394,420,548
		859,135,187
Trading Companies & Distributors — 1.4%
MSC Industrial Direct Co. Inc., Class A	1,112,561	91,964,292
Watsco Inc.	759,388	208,034,343
		299,998,635
Total Long-Term Investments — 99.8%
(Cost: $19,624,393,414)		21,861,763,622

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(b)(c)	31,110,000	31,110,000

Total Short-Term Securities — 0.2%
(Cost: $31,110,000)		31,110,000

Total Investments in Securities — 100.0%
(Cost: $19,655,503,414)		21,892,873,622

Other Assets Less Liabilities — 0.0%		6,169,545

Net Assets — 100.0%		$21,899,043,167

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$24,690,000	$6,420,000	(a)	$—	$—	$—	$31,110,000	31,110,000	$88,778	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	58	09/16/22	$4,751	$246,357
E-Mini Financial Select Sector Index	156	09/16/22	16,208	814,877

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
July 31, 2022

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
E-Mini Utilities Select Sector Index	199	09/16/22	$14,871	$1,106,990
				$2,168,224

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,861,763,622	$—	$—	$21,861,763,622
Money Market Funds	31,110,000	—	—	31,110,000
	$21,892,873,622	$—	$—	$21,892,873,622
Derivative financial instruments
Assets
Futures Contracts	$2,168,224	$—	$—	$2,168,224

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